Investment Risks - REX Growth & Income Universe ETF	Feb. 26, 2026
UNDERLYING LEVERAGED ETFS RISK [Member]
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UNDERLYING LEVERAGED ETFS RISK. The Fund’s investment in shares of the Underlying Leveraged ETFs subjects it to the risks of owning the securities held by the Underlying Leveraged ETFs, as well as the same structural risks faced by an investor purchasing shares of the Underlying Leveraged ETFs, including absence of an active market risk, premium/discount risk and trading issues risk. Additionally, as a shareholder in other ETFs, the Fund bears its proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses. The Fund may be subject to the following risks as a result of its investments in the Underlying Leveraged ETFs:

CLEARING MEMBER DEFAULT RISK [Member]
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CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Underlying Leveraged ETFs, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Underlying Leveraged ETFs’ counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Underlying Leveraged ETFs are not members of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Underlying Leveraged ETFs will hold cleared derivatives through accounts at clearing members. With regard to their cleared derivatives positions, the Underlying Leveraged ETFs will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Underlying Leveraged ETFs with any clearing member as margin for their options positions may, in certain circumstances, be used to satisfy losses of other clients of the Underlying Leveraged ETFs’ clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Underlying Leveraged ETFs might not be fully protected in the event of the clearing member’s bankruptcy. The Underlying Leveraged ETFs are also subject to the risk that a limited number of clearing members are willing to transact on their behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Underlying Leveraged ETFs could lose some or all of the benefits of a transaction entered into by the Underlying Leveraged ETFs with the clearing member. The loss of a clearing member for the Underlying Leveraged ETFs to transact with could result in increased transaction costs and other operational issues that could impede the Underlying Leveraged ETFs’ ability to implement their investment strategy. If the Underlying Leveraged ETFs cannot find a clearing member to transact with on the Underlying Leveraged ETFs’ behalf, the Underlying Leveraged ETFs may be unable to effectively implement their investment strategy.

COMPOUNDING RISK [Member]
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COMPOUNDING RISK. The Fund may face risks related to compounding as a result of its investments in the Underlying Leveraged ETFs. While each Underlying Leveraged ETF’s primary investment objective is to pay weekly distributions, each Underlying Leveraged ETF’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of an Underlying Security. Therefore, the performance of the Underlying Leveraged ETFs for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of an Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CORRELATION RISK [Member]
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CORRELATION RISK. The Fund may face risks related to correlation as a result of its investments in the Underlying Leveraged ETFs. There is no guarantee that an Underlying Leveraged ETF will achieve a high degree of correlation to an Underlying Security and therefore achieve their targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent an Underlying Leveraged ETF from achieving their daily investment objective, and the percentage change of an Underlying Leveraged ETF’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of an Underlying Security on a given day. A number of other factors may adversely affect an Underlying Leveraged ETF’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which an Underlying Leveraged ETF invests, early and unanticipated closings of the markets on which the holdings of Underlying Leveraged ETF trade, resulting in the inability of the Underlying Leveraged ETF to execute intended portfolio transactions, regulatory and tax considerations, which may cause an Underlying Leveraged ETF to hold (or not to hold) an Underlying Security. The Underlying Leveraged ETFs may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect an Underlying Leveraged ETF’s correlation with daily changes in the price of an Underlying Security. The Underlying Leveraged ETFs may also be subject to large movements of assets into and out of the Underlying Leveraged ETFs, potentially resulting in an Underlying Leveraged ETF being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Underlying Leveraged ETFs and daily changes in the price of the Underlying Securities and may hinder an Underlying Leveraged ETF’s ability to meet their daily investment objective.

COUNTERPARTY RISK [Member]
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COUNTERPARTY RISK. The Underlying Leveraged ETFs are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Underlying Leveraged ETFs’ counterparty is a clearing house rather than a bank or broker. Since the Underlying Leveraged ETFs are not members of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Underlying Leveraged ETFs will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Underlying Leveraged ETFs will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Underlying Leveraged ETFs with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Underlying Leveraged ETFs’ clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Underlying Leveraged ETFs might not be fully protected in the event of the clearing members bankruptcy, as the Underlying Leveraged ETFs would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Underlying Leveraged ETFs are also subject to the risk that a limited number of clearing members are willing to transact on the Underlying Leveraged ETFs’ behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Underlying Leveraged ETFs as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Underlying Leveraged ETFs’ behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Underlying Leveraged ETFs from achieving their investment strategy. If a clearing member defaults, the Underlying Leveraged ETFs could lose some or all of the benefits of a transaction entered into by the Underlying Leveraged ETFs with the clearing member. If the Underlying Leveraged ETFs cannot find a clearing member to transact with on their behalf, the Underlying Leveraged ETFs may be unable to effectively implement their investment strategy.

DERIVATIVES RISK [Member]
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DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Underlying Leveraged ETFs’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Underlying Leveraged ETFs’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Underlying Leveraged ETFs use derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Underlying Leveraged ETFs from achieving their investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Underlying Leveraged ETFs to losses in excess of those amounts initially invested. In addition, the Underlying Leveraged ETFs’ investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS [Member]
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OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Underlying Leveraged ETFs in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Underlying Leveraged ETFs may experience substantial downside from specific option positions and certain option positions held by the Underlying Leveraged ETFs may expire worthless. The options held by the Underlying Leveraged ETFs are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Underlying Leveraged ETFs will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Underlying Leveraged ETFs will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK [Member]
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COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK [Member]
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PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Underlying Leveraged ETFs may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Underlying Leveraged ETFs are not able to sell an option held in their portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Underlying Leveraged ETFs’ performance. To the extent that the Underlying Leveraged ETFs invests in over-the-counter options, the Underlying Leveraged ETFs may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Underlying Leveraged ETFs would lose the premium they paid for the option.

SWAP AGREEMENTS [Member]
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SWAP AGREEMENTS. The Underlying Leveraged ETFs may utilize swap agreements to derive their exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Underlying Leveraged ETFs to liquidate swap positions at advantageous times or prices, which may result in significant losses.

DEBT SECURITIES RISK [Member]
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DEBT SECURITIES RISK. The Underlying Leveraged ETFs will invest in various types of debt securities, which may be used as collateral for their options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying Leveraged ETFs may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DIVIDEND RISK [Member]
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DIVIDEND RISK. There is no guarantee that the issuers of the Underlying Leveraged ETFs’ portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK [Member]
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EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK [Member]
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FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Underlying Leveraged ETFs may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying Leveraged ETFs’ FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Underlying Leveraged ETFs’ Shares and result in the Underlying Leveraged ETFs being unable to achieve their investment objective. Less liquidity in the trading of the Underlying Leveraged ETFs’ FLEX Options could have an impact on the prices paid or received by the Underlying Leveraged ETFs for the FLEX Options in connection with creations and redemptions of the Underlying Leveraged ETFs’ Shares. Depending on the nature of this impact to pricing, the Underlying Leveraged ETFs may be forced to pay more for redemptions (or receive less for creations) than the price at which they currently value the FLEX Options. Such overpayment or under collection could reduce the Underlying Leveraged ETFs’ ability to achieve their investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK [Member]
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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Underlying Leveraged ETFs’ assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Underlying Leveraged ETFs.

INTEREST RATE RISK [Member]
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INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Underlying Leveraged ETFs’ portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK [Member]
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INTRADAY INVESTMENT RISK. The Underlying Leveraged ETFs may face risks related to intraday investing as a result of their investments in the Underlying Leveraged ETFs. The Underlying Leveraged ETFs seek leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Underlying Leveraged ETFs intraday in the secondary market is a function of the difference between the value of the Underlying Securities at the market close on the last trading day and the value of the Underlying Securities at the time of purchase. If an Underlying Security gains value, the Underlying Leveraged ETF’s net assets will rise by the same amount as the Underlying Leveraged ETF’s exposure. Conversely, if an Underlying Security declines, the Underlying Leveraged ETF’s net assets will decline by the same amount as the Underlying Leveraged ETF’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, an Underlying Leveraged ETF’s targeted leveraged exposure of an Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, an Underlying Leveraged ETF may not meet their investment objectives, may not be able to rebalance their portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, an Underlying Leveraged ETF may close to purchases and sales of shares of the Underlying Leveraged ETF prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK [Member]
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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK [Member]
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LEVERAGE RISK. The Underlying Leveraged ETFs may face risks related to leverage as a result of their investments in the Underlying Leveraged ETFs. The Underlying Leveraged ETFs seek to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Underlying Leveraged ETFs are subject to leverage risk. When the Underlying Leveraged ETFs purchase or sell an instrument or enter into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, they create leverage, which can result in the Underlying Leveraged ETFs losing more than originally invested. As a result, these investments may magnify losses to the Underlying Leveraged ETFs, and even a small market movement may result in significant losses to the Underlying Leveraged ETFs. Leverage may also cause the Underlying Leveraged ETFs to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an Underlying Leveraged ETF’s portfolio securities. Derivative instruments involve a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Underlying Leveraged ETFs.

LIQUIDITY RISK [Member]
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LIQUIDITY RISK. Some securities held by the Underlying Leveraged ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Leveraged ETFs as they will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Underlying Leveraged ETFs are forced to sell an illiquid security at an unfavorable time or price, the Underlying Leveraged ETFs, and therefore, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying Leveraged ETFs.

MONEY MARKET INSTRUMENTS RISK [Member]
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MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Underlying Leveraged ETFs’ assets are invested in money market instruments, it will be more difficult for the Underlying Leveraged ETFs to achieve their investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

PRICE PARTICIPATION RISK [Member]
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PRICE PARTICIPATION RISK. The Underlying Leveraged ETFs employ an investment strategy that includes the sale of call options contracts, which limits the degree to which the Underlying Leveraged ETFs will participate in increases in value experienced by the Underlying Securities, including the leveraged exposure to the Underlying Securities. This means that if the Underlying Securities experience an increase in value above the strike price of the sold call options, the Underlying Leveraged ETFs will likely not experience that increase to the same extent and may significantly underperform the Underlying Securities. Additionally, because the Underlying Leveraged ETFs are limited in the degree to which they will participate in increases in value experienced by the Underlying Securities, but have full exposure to any decreases in value experienced by the Underlying Securities, including magnified losses to the Underlying Securities through the Underlying Leveraged ETFs’ use of leveraged instruments, the NAV of the Underlying Leveraged ETFs may decrease over any given time period. The Underlying Leveraged ETFs’ NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Securities. The degree of participation in the Underlying Securities gains the Underlying Leveraged ETFs will experience will depend on prevailing market conditions, especially market volatility, at the time the Underlying Leveraged ETFs enter into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Securities, changes in interest rates, changes in the actual or perceived volatility of the Underlying Securities and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Securities changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Underlying Leveraged ETFs’ NAV, will change. However, it is not expected for the Underlying Leveraged ETFs’ NAV to directly correlate on a day-to-day basis with the returns of the Underlying Securities. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Underlying Leveraged ETFs’ NAV, which may not be in full effect until the expiration date of the Underlying Leveraged ETFs’ options contracts. Therefore, while changes in the price of the Underlying Securities will result in changes to the Underlying Leveraged ETFs’ NAV, the Underlying Leveraged ETFs generally anticipate that the rate of change in the Underlying Leveraged ETFs’ NAV will be different than that experienced by the Underlying Securities, especially due to the Underlying Leveraged ETFs’ leveraged investment strategy.

U.S. GOVERNMENT SECURITIES RISK [Member]
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U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK [Member]
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VALUATION RISK. The Underlying Leveraged ETFs may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Underlying Leveraged ETFs could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Underlying Leveraged ETFs would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying Leveraged ETFs at that time. The Underlying Leveraged ETFs’ ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

UNDERLYING SECURITY PERFORMANCE RISK [Member]
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UNDERLYING SECURITY PERFORMANCE RISK. An Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. An Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance an Underlying Security may provide may not ultimately be accurate. If an Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK [Member]
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UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Securities may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Securities in particular, have experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of an Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of an Underlying Security may additionally impact an Underlying Security’s stock price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against an Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If an Underlying Security’s trading is halted, trading in shares of the Underlying Leveraged ETF may be impacted, either temporarily or indefinitely.

CRYPTO ASSET MARKET AND VOLATILITY RISK [Member]
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CRYPTO ASSET MARKET AND VOLATILITY RISK. Certain issuers of the Underlying Securities may have significant direct or indirect exposure to crypto assets, such as bitcoin. The prices of crypto assets have historically been highly volatile and may significantly impact companies that are involved in the crypto asset industry. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Underlying Leveraged ETFs investments in instruments that provide exposure to companies involved with crypto assets could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

ARTIFICIAL INTELLIGENCE COMPANY RISK [Member]
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ARTIFICIAL INTELLIGENCE COMPANY RISK. Companies involved in, or exposed to, artificial intelligence related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence.

COINBASE GLOBAL, INC. INVESTING RISKS [Member]
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COINBASE GLOBAL, INC. INVESTING RISKS. Coinbase Global, Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks associated with companies in the capital markets industry and financials sector, as well as those relating to the “crypto industry ecosystem.” The technology relating to the crypto industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous-block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of crypto technologies. Recently, U.S. securities regulators have brought actions against companies operating in the crypto industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the crypto industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Companies operating in the crypto industry ecosystem that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. In addition, these companies may engage in other lines of business unrelated to the crypto industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of crypto industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies. Companies that use crypto technologies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset.

COREWEAVE, INC. INVESTING RISKS [Member]
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COREWEAVE, INC. INVESTING RISKS. CoreWeave, Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks related to: supply or manufacturing delays; increased material or labor costs or shortages; reduced demand for its products, product liability claims; he ability to attract, hire and retain key employees or qualified personnel; environmental risk; terrorism risk; and risk of natural disasters. Additionally, the trading price of CoreWeave, Inc. common stock has historically been, and may to continue to be volatile. A large proportion of CoreWeave, Inc.’s common stock has been historically, and may in the future be, traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. CoreWeave, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

ROBINHOOD MARKETS, INC. INVESTING RISKS [Member]
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ROBINHOOD MARKETS, INC. INVESTING RISKS. Robinhood Markets, Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks related to: competition with traditional brokerages and fintech rivals, which may lead to pricing pressures, customer turnover and the need for costly product innovation; options and crypto trading, which are highly volatile; changes in trading behavior, regulatory actions or customer attrition; margin lending and interest on customer cash balances; interest rates; trading outages and technical failures experienced by Robinhood Markets, Inc., particularly during periods of high market volatility – these have resulted in customer complaints, regulatory fines, and lawsuits, posing a significant operational risk; exposure to hacking attempts, account breaches, and identity theft risks - a significant security incident could harm user trust and lead to regulatory consequences; trading through third-party market makers; Robinhood Markets, Inc.’s operation in the highly regulated brokerage and Financial Services industry, subject to oversight from the SEC, FINRA, and other regulatory bodies; changes in financial regulations, which could increase compliance costs, limit business practices, or lead to operational restrictions; the multiple class-action lawsuits, regulatory fines, and customer complaints Robinhood Markets, Inc. has faced; revenue generated from payment for order flow, which has been criticized by regulators, a potential ban or restriction on which could impact Robinhood Markets, Inc.’s business model and revenue stream; Robinhood Markets, Inc.’s customer base, which is primarily retail investors who may trade less frequently during economic downturns or bearish markets; and a decline in speculative trading activity could reduce revenue.

ELI LILLY AND COMPANY INVESTING RISKS [Member]
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ELI LILLY AND COMPANY INVESTING RISKS. Eli Lilly and Company, an Underlying Security for one of the Underlying Leveraged ETFs, faces risks related to: the expensive and unpredictable nature of research and development for its products; the need to uphold intellectual property rights; fierce competition from global pharmaceutical and biotechnology companies, as well as more affordable generic and biosimilar manufacturers; growing government-imposed price controls and other restrictions from public and private sectors on drug pricing, reimbursement, and access; potential concerns regarding the safety or effectiveness of products; a narrow range of product offerings and reliance on a consolidated supply chain; risks of cyber security breaches or non-compliance with data protection laws; challenges in manufacturing, quality control, or supply chain that lead to product shortages; dependence on third-party partnerships and outsourcing; the integration of artificial intelligence and other new technologies; the complexities of international business operations; and the impact of government regulations and legal actions. Additionally, Eli Lilly and Company is involved in litigation and investigations concerning its products, pricing strategies, commercialization practices, and other business operations, which could negatively impact its business. The company is self-insured for these matters. Additionally, Eli Lilly and Company must navigate complex and evolving tax laws, which may lead to additional liabilities and influence its operational results. Issues with regulatory compliance could also be detrimental to Eli Lilly and Company.

STRATEGY INC. INVESTING RISKS [Member]
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STRATEGY INC. INVESTING RISKS. Strategy Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks related to its bitcoin acquisition strategy, including: the various risks associated with bitcoin; the risks associated with bitcoin being a highly volatile asset; the risk that the company’s historical financial statements do not reflect the potential variability in earnings that the company may experience in the future relating to its bitcoin holdings; the risk that the availability of spot bitcoin exchange-traded products may adversely affect the market price of Strategy Inc.; the risk of enhanced regulatory oversight; concentration risk; liquidity risk; and counterparty risk, particularly with respect to custodians. Strategy Inc. also faces risks related to its enterprise analytics software business strategy, including: risks relating to its dependence on revenue from a single software platform and related services as well as revenue from its installed customer base; the risk that as customers increasingly shift from a product license model to a cloud subscription model, the company could face higher future rates of attrition, and such a shift could continue to affect the timing of revenue recognition or reduce product licenses and product support revenues, which could materially adversely affect the company’s operating results; the risk that if the company is unable to develop and release new software product offerings or enhancements to its existing offerings in a timely and cost-effective manner, the company’s business, operating results, and financial condition could be materially adversely affected; and the risk the company’s software may be susceptible to undetected errors, bugs, or security vulnerabilities, which could cause problems with how the software performs and, in turn, reduce demand for the company’s software, reduce its revenue, and lead to litigation claims against the company.

NVIDIA CORPORATION INVESTING RISKS [Member]
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NVIDIA CORPORATION INVESTING RISKS. NVIDIA Corporation, an Underlying Security for one of the Underlying Leveraged ETFs, faces risks associated with: failure to meet the evolving needs of its large markets – gaming, data center, professional visualization and automotive – and identifying new products, services and technologies; competition; changes in customer demand; supply chain issues; manufacturing delays; potential significant mismatches between supply and demand giving rise to product shortages or excessive inventory; the dependence on third-parties and their technology to manufacture, assemble, test, or package its products which reduces control over product quantity and quality, manufacturing yields, development, enhancement and product delivery schedules; significant product defects; international sales and operations, including adverse economic conditions; impacts from climate change, including water and energy availability; inability to realize the potential benefits from business investments and acquisitions; concentration of revenue from a limited number of partners, distributors and customers; the ability to attract, retain and motivate executives and key employees; system security and data protection breaches, including cyberattacks; business disruptions; the proper function of its business processes and information systems; fluctuations in operating results; increased scrutiny from shareholders and regulators regarding its environmental, social and governance responsibilities could result in increased operating expenses or adversely impact its reputation or ability to attract customers or suppliers; issues related to the responsible use of artificial intelligence (AI); ability to protect its intellectual property; ever changing and increasingly stringent data privacy and security laws and regulations; as well as other regulatory, tax related and legal issues, including the changing regulations regarding AI.

PALANTIR TECHNOLOGIES INC. INVESTING RISKS. [Member]
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PALANTIR TECHNOLOGIES INC. INVESTING RISKS. Palantir Technologies Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks related to: Palantir Technologies Inc.’s revenue from government contracts, which are susceptible to termination, non-renewal, or funding reductions due to budgetary constraints or political decisions; shifts in government priorities or the loss of key contracts, which could negatively impact its business operations. The highly competitive and rapidly evolving industry in which Palantir Technologies Inc. operates, including competition from established technology firms and emerging startups offering innovative solutions; failure to maintain competitive advantage, which could lead to diminished market share and profitability; The company’s operations, especially its engagements with government and defense agencies, subject it to regulatory scrutiny and geopolitical risks; changes in data privacy laws, export controls, or international relations affecting its ability to conduct business effectively; delivery of secure, reliable, and advanced software solutions; cyber security vulnerabilities, system outages, or technological obsolescence resulting in damage to its reputation and client trust, resulting in financial losses; and the limited number of clients from which Palantir Technologies Inc. derives a substantial portion of its revenue, creating risk that makes the company vulnerable to shifts in spending patterns or contract renewals from a small group of customers.

TESLA, INC. INVESTING RISKS [Member]
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TESLA, INC. INVESTING RISKS. Tesla, Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks associated with: potential delays in launching and scaling production of products and features; suppliers may be unable to delivery components according to schedule or at acceptable prices or volumes; projected construction timelines may be hard to predict; growing global sales, delivery and installation capabilities as well as increasing the global vehicle charging network may be difficult; maintaining and growing access to battery cells may be difficult; the future demand for electric vehicles is unpredictable; competition is increasing from a growing list of established and new competitors; issues with manufacturing lithium-ion cells or other components for its electric vehicles; the ability to maintain and expand international operations; products or features may contain defects or take longer than expect to be fully functional; product liability claims; maintaining public credibility and confidence for the long term, including the management of recalls and warranties; the potential for difficulties with growing or maintaining the various offered financing programs; managing ongoing obligations with the Research Foundation for the State University of New York relating to the Gigafactory New York; the ability to attract, hire and retain key employees or qualified personnel; being highly dependent on the services of Elon Musk, its Chief Executive Officer; system security and data protection breaches, including cyberattacks; the potential for union activities to cause disruptions; as well as other operational, regulatory, tax related and legal issues. Additionally, communications by Mr. Musk to the public may significantly impact the trading price of Tesla, Inc.’s common stock.

WALMART INC. INVESTING RISKS [Member]
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WALMART INC. INVESTING RISKS. Walmart Inc., an Underlying Security for one of the Underlying Leveraged ETFs, faces risks associated with companies in Distribution & Retail industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the ability to effectively manage inventory and supply chain operations, which could impact financial performance; challenges in maintaining competitive pricing and customer loyalty amidst intense competition; the need to develop and sustain satisfactory relationships with suppliers and logistics partners to ensure product availability and cost efficiency; risks associated with maintaining store and online sales growth in a rapidly evolving retail environment; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from economic downturns and shifts in consumer spending patterns; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in labor and environmental standards; reliance on technological infrastructure to support e-commerce and data analytics, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of Walmart Inc. relative to the market as a whole.

ACTIVE MANAGEMENT RISK [Member]
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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AFFILIATED FUND RISK [Member]
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AFFILIATED FUND RISK. In managing the Fund, the Adviser will select affiliated funds for investment. The Adviser may be subject to potential conflicts of interest in selecting affiliated funds because the fees paid to the Adviser by affiliated funds may be higher than the fees charged by other funds. Additionally, affiliated funds may benefit from additional assets, which could enhance their appeal to other investors, improve liquidity and trading, or support their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK [Member]
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AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK [Member]
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CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COSTS OF BUYING AND SELLING FUND SHARES [Member]
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COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK [Member]
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Cyber security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DISTRIBUTION RISK [Member]
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DISTRIBUTION RISK. As part of the Fund’s investment objective, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment. See “Distribution Tax Risk” and “Dividends, Distributions and Taxes – Taxes on Distributions”.

DISTRIBUTION TAX RISK [Member]
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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

HIGH PORTFOLIO TURNOVER RISK [Member]
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HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK [Member]
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INDIRECT INVESTMENT RISK. The Underlying Securities are not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and are not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Securities and make no representation as to the performance of the Underlying Securities. Investing in the Fund is not equivalent to investing in the Underlying Securities. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Securities.

MARKET MAKER RISK [Member]
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market maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

NEW FUND RISK [Member]
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NEW FUND RISK. The Fund and the Underlying Leveraged ETFs are recently organized management investment companies with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

OPERATIONAL RISK [Member]
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OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK [Member]
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PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REBALANCING RISK [Member]
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REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK [Member]
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SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISK [Member]
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TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Risk Lose Money [Member]
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Risk [Text Block]	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.